Investments Accounted for Using the Equity Method - Summary of Ownership Interest in Equity Accounted Investments (Parenthetical) (Detail) - Carbonesdel Cerrejon Limited Liability Corporation [member] - USD ($)
$ in Millions
12 Months Ended
	Jan. 11, 2022	Jun. 30, 2022
Disclosure of Significant Investments in Associates and Joint Ventures [line items]
Dividends received		$ 238
Proceeds from divestiture of interest in an associate towards final completion adjustment		$ 50
Percentage of investment sold	33.33%